Employee benefits - Pension and other post-employment benefits (Tables)	12 Months Ended
Oct. 31, 2020
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Analysis of Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at

	October 31, 2020		October 31, 2019

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans	Defined benefit pension plans	Other post- employment benefit plans
Canada
Fair value of plan assets	$15,044	$–	$13,679	$1
Present value of defined benefit obligation	15,408	1,863	14,428	1,722
Net surplus (deficit)	$(364)	$(1,863)	$(749)	$(1,721)
International
Fair value of plan assets	$980	$–	$1,106	$–
Present value of defined benefit obligation	943	90	1,089	98
Net surplus (deficit)	$37	$(90)	$17	$(98)
Total
Fair value of plan assets	$16,024	$–	$14,785	$1
Present value of defined benefit obligation	16,351	1,953	15,517	1,820
Total net surplus (deficit)	$(327)	$(1,953)	$(732)	$(1,819)
Effect of asset ceiling	(1)	–	(1)	–
Total net surplus (deficit), net of effect of asset ceiling	$(328)	$(1,953)	$(733)	$(1,819)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$143	$–	$147	$–
Employee benefit liabilities	(471)	(1,953)	(880)	(1,819)
Total net surplus (deficit), net of effect of asset ceiling	$(328)	$(1,953)	$(733)	$(1,819)

Analysis of Movement in Financial Position Related to Pension and Other Post-Employment Benefit Plans
The following table presents an analysis of the movement in the financial position related to all of our material pension and other post-employment benefit plans worldwide, including executive retirement arrangements.

	As at or for the year ended

	October 31, 2020		October 31, 2019

(Millions of Canadian dollars)	Defined benefit pension plans (1)	Other post- employment benefit plans	Defined benefit pension plans (1)	Other post- employment benefit plans
Fair value of plan assets at beginning of period	$14,785	$1	$13,564	$1
Interest income	447	–	532	–
Remeasurements
Return on plan assets (excluding interest income)	793	–	910	–
Change in foreign currency exchange rate	17	–	9	–
Contributions – Employer	798	63	339	72
Contributions – Plan participant	48	19	48	18
Payments	(623)	(83)	(601)	(90)
Payments – amount paid in respect of settlements	(223)	–	–	–
Other	(18)	–	(16)	–
Fair value of plan assets at end of period	$16,024	$–	$14,785	$1
Benefit obligation at beginning of period	$15,517	$1,820	$13,218	$1,622
Current service costs	367	46	297	39
Past service costs	–	(12)	1	–
Gains and losses on settlements	(5)	–	–	–
Interest expense	462	59	510	65
Remeasurements
Actuarial losses (gains) from demographic assumptions	–	(5)	(4)	(7)
Actuarial losses (gains) from financial assumptions	791	68	1,977	196
Actuarial losses (gains) from experience adjustments	2	38	59	(23)
Change in foreign currency exchange rate	15	3	12	–
Contributions – Plan participant	48	19	48	18
Payments	(623)	(83)	(601)	(90)
Payments – amount paid in respect of settlements	(223)	–	–	–
Benefit obligation at end of period	$16,351	$1,953	$15,517	$1,820
Unfunded obligation	$30	$1,792	$29	$1,671
Wholly or partly funded obligation	16,321	161	15,488	149
Total benefit obligation	$16,351	$1,953	$15,517	$1,820

(1)	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2020 were $15,054 million and $14,583 million, respectively (October 31, 2019 – $14,329 million and $13,449 million, respectively).

Summary of Composition of Pension and Other Post-Employment Benefit Expense
The following table presents the composition of our pension and other post-employment benefit expense related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2020	October 31 2019	October 31 2020	October 31 2019
Current service costs	$367	$297	$46	$39
Past service costs	–	1	(12)	–
Gains and losses on settlements	(5)	–	–	–
Net interest expense (income)	15	(22)	59	65
Remeasurements of other long term benefits	–	–	13	13
Administrative expense	18	16	–	–
Defined benefit pension expense	$395	$292	$106	$117
Defined contribution pension expense	226	212	–	–
	$621	$504	$106	$117

Summary of Composition of Remeasurements Recorded in OCI related to pension and other post employment benefit plans
The following table presents the composition of our remeasurements recorded in OCI related to our material pension and other post-employment benefit plans worldwide.

	For the year ended
	Defined benefit pension plans		Other post-employment benefit plans

(Millions of Canadian dollars)	October 31 2020	October 31 2019	October 31 2020	October 31 2019
Actuarial (gains) losses:
A Changes in demographic assumptions	$–	$(4)	$(14)	$(11)
Changes in financial assumptions	791	1,977	62	186
Experience adjustments	2	59	40	(22)
Return on plan assets (excluding interest based on discount rate)	(793)	(910)	–	–
	$–	$1,122	$88	$153

Asset Allocation of Defined Benefit Pension Plans
Asset allocation of defined benefit pension plans
(1)

	As at
	October 31, 2020			October 31, 2019

(Millions of Canadian dollars, except percentages)	Fair value	Percentage of total plan assets	Quoted in active market (2)	Fair value	Percentage of total plan assets	Quoted in active market (2)
Equity securities
Domestic	$1,493	9%	100%	$1,544	10%	100%
Foreign	3,859	24	100	3,215	22	98
Debt securities
Domestic government bonds	3,259	20	–	3,014	21	–
Foreign government bonds	81	1	–	396	3	–
Corporate and other bonds	3,701	23	–	3,458	23	–
Alternative investments and other	3,631	23	13	3,158	21	13

	$16,024	100%	36%	$14,785	100%	35%

(1)	The asset allocation is based on the underlying investments held directly and indirectly through the funds as this is how we manage our investment policy and strategies.
(2)	If our assessment of whether or not an asset was quoted in an active market was based on direct investments, 38% of our total plan assets would be classified as quoted in an active market (October 31, 2019 – 36%).

Maturity Profile of Defined Benefit Pension Plan Obligation
The following table presents the maturity profile of our defined benefit pension plan obligation.

(Millions of Canadian dollars, except participants and years)	As at October 31, 2020
	Canada	International	Total
Number of plan participants	68,128	5,456	73,584
Actual benefit payments 2020	$571	$275	$846
Benefits expected to be paid 2021	640	33	673
Benefits expected to be paid 2022	659	35	694
Benefits expected to be paid 2023	679	35	714
Benefits expected to be paid 2024	699	36	735
Benefits expected to be paid 2025	717	37	754
Benefits expected to be paid 2026-2030	3,821	186	4,007
Weighted average duration of defined benefit payments	16.1 years	21.4 years	16.4 years

Pension and Other Post-Employment Benefits -Weighted Average Assumptions to Determine Benefit Obligation
Weighted average assumptions to determine benefit obligation

	As at
	Defined benefit pension plans		Other post-employment benefit plans

	October 31 2020	October 31 2019	October 31 2020	October 31 2019
Discount rate	2.7%	3.0%	3.0%	3.3%
Rate of increase in future compensation	3.3%	3.3%	n.a.	n.a.
Healthcare cost trend rates (1)
– Medical	n.a.	n.a.	3.5%	3.5%
– Dental	n.a.	n.a.	3.1%	3.1%

(1)	For our other post-employment benefit plans, the assumed trend rates used to measure the expected benefit costs of the defined benefit obligations are also the ultimate trend rates.
n.a. not applicable

Mortality Assumptions to Determine Defined Benefit Pension Plan Obligation
The following table summarizes the mortality assumptions used for material plans.

	As at
	October 31, 2020				October 31, 2019
	Life expectancy at 65 for a member currently at				Life expectancy at 65 for a member currently at
	Age 65		Age 45		Age 65		Age 45

(In years)	Male	Female	Male	Female	Male	Female	Male	Female
Country
Canada	23.8	24.1	24.7	25.1	23.7	24.1	24.7	25.0
United Kingdom	23.5	25.3	25.2	27.1	23.5	25.2	25.1	27.0

Sensitivity Analysis of Key Assumptions
The following table presents the sensitivity analysis of key assumptions for 2020.

	Increase (decrease) in obligation

(Millions of Canadian dollars)	Defined benefit pension plans	Other post- employment benefit plans
Discount rate
Impact of 100 bps increase in discount rate	$(2,364)	$(260)
Impact of 100 bps decrease in discount rate	3,052	332
Rate of increase in future compensation
Impact of 50 bps increase in rate of increase in future compensation	63	–
Impact of 50 bps decrease in rate of increase in future compensation	(67)	–
Mortality rate
Impact of an increase in longevity by one additional year	466	39
Healthcare cost trend rate
Impact of 100 bps increase in healthcare cost trend rate	n.a.	75
Impact of 100 bps decrease in healthcare cost trend rate	n.a.	(63)

n.a.	not applicable